NOTE 11. COMMITMENTS AND CONTINGENCIES (Details Narrative) (Quarterly Report, USD $)	1 Months Ended	3 Months Ended		9 Months Ended			37 Months Ended
	Oct. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Xignite [Member]	Sep. 26, 2016 Keystone Trading	Sep. 26, 2016 IOTA Capital Corp
Officers Compensation	$ 3,500
Compensation Expense, Shares Issued							30,000,000	26,950,000
Servicing Expenses						18,000
Operating Expenses		37,031	9,949	103,521	10,320	4,500
Software Expenses	1,000			40,000
Accrued Expenses		$ 9,800		$ 9,800